ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 235-0134
                              www.albrightblum.com

                                January 9, 2008


SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance
100 F Street, N.E.
Washington, DC 20549
Attention: Michael Fay, Branch Chief

Re:      Progressive Training, Inc. (the "Company")
         Form 10-SB ("Third Amendment")
         Date of Original Filing, June 13, 2007: Date of Filing of First Amendment, October 9, 2007; Date of Filing of Second Amendment, December 10, 2007
         SEC File No.:  000-52684

Dear Mr.  Fay:

We are in receipt of the Commission's December 28, 2007 comment letter addressed to Mr. Buddy Young of Progressive Training, Inc. Please consider this letter to be the Company's formal response to the Commission's latest comment letter. As required, we are enclosing three (3) clean hard copies of the Second Amendment, with exhibits and three (3) complete redlined copies of same, without exhibits. The redlined copies are marked to show the changes in the format provided by Microsoft Word. Thus, additions are highlighted in the body of the text and deletions are noted in right margin.

We will be responding to comments in the order presented and with the same item numbers.

FORM 10-SB/A FILED DECEMBER 11, 2007
FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED MAY 31, 2007
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, PAGE 26

         1. An updated accountant's report has been included in this filing. The revisions should be in compliance with the staff's concerns.

STATEMENT OF STOCKHOLDERS, EQUITY, PAGE 29

         2. The Statement of Stockholder's Equity has been corrected to reflect the retroactive effect of the recapitalization of the Company. The revisions should be in compliance with the staff's concerns.

ALBRIGHT & BLUM, P.C.

SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance
January 9, 2008
Page 2


NOTES TO FINANCIAL STATEMENTS
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
RESTATEMENT OF FINANCIAL STATEMENTS, PAGE 31

         3. The Balance Sheet data has been corrected where such was affected by the restatement. The revisions should be in compliance with the staff's concerns.

FINANCIAL STATEMENTS FOR THE QUARTERLY PERIOD ENDED AUGUST 31, 2007 STATEMENTS OF CASHFLOWS

         4. The Supplemental Information on the Cash Flow statement for August 31, 2007, has been properly removed. This revision should be in compliance with the staff's concerns.

NOTES TO FINANCIAL STATEMENTS
7.  COMMITMENTS AND CONTINGENCIES, PAGE 42

         5. The renewal of the lease has been corrected in the filing to reflect the extension, to August 31, 2009. This revision should be in compliance with the staff's comments.

OTHER

         6. The Company is in the process of preparing its financial statements for the quarter ended November 30, 2007, and will file them as soon as possible.

CLOSING COMMENTS

Finally, there have not been any material developments since the filing of the Second Amendment to Form 10-SB/A and therefore no "Recent Development" section has been inserted in this Third Amendment to Form SB-2 Registration Statement.

                                          Sincerely,

                                          /s/ L. Stephen Albright
                                          ------------------------
                                          L. STEPHEN ALBRIGHT
enclosures

c:  Buddy Young, w/encls